Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)									3 Months Ended					9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 25, 2019	Sep. 27, 2018	May 01, 2018	Mar. 12, 2018	Feb. 06, 2018	Sep. 28, 2017	Sep. 13, 2017	Aug. 22, 2017	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2019	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts									$ 5,052	$ 129,365			$ 23,046	$ 5,052			$ 129,365	$ 26,046
Payment of note payable related party	$ 500,000																9,900,000	960,000	$ 75,000
Shares issued for patents, amount																		750,000
Patent amortization expense													36,961				$ 196,877	70,999
Agreement term, description																	Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028
Amortization of other intangible assets									249,794					$ 729,131			$ 61,803
Impairment expense
Concentration Percentage									10.00%					10.00%			10.00%
Advertising costs									$ 128,709				$ 245,472	$ 422,948			$ 554,266	$ 220,154
Common stock issued to employees for services																	702,500
Option granted													3,609,822					4,542,338
Contingency
Warrants [Member]
Antidilutive securities excluded from computation of earnings per share, amount																	8,143,115
Employment agreement [Member] | Robert D. Wiley [Member]
Option granted			100,000	400,000
Options vesting in period			33,333	100,000
Vesting period			3 years	4 years
Compensation expenses			$ 250,000	$ 660,000
Employment agreement [Member] | Three Employee Agreements [Member]
Option granted		535,000														522,500
Vesting period		4 years														4 years
Each compensation value recognized on straight-line basis		$ 1,376,000														$ 1,351,000
Minimum [Member]
Property and equipment useful life														5 years			5 years
Customers payment due term														30 days			30 days
Maximum [Member]
Property and equipment useful life														7 years			10 years
Federal deposit insurance corporation limit									250,000	250,000				$ 250,000			$ 250,000
Customers payment due term														60 days			60 days
Common Shares [Member]
Common stock issued for cash , shares													5,906,710				15,618,572	6,733,793
Hallam, Inc [Member]
Ownership percentage in ATI						100.00%
Agreement term, description														Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028
Licensing Agreements [Member]
Amortization expense									$ 12,500		$ 37,500		$ 12,500	$ 12,500	$ 37,500		$ 50,000	$ 45,833
Patents [Member]
Payment of note payable related party										$ 10,783				$ 20,261	22,495		$ 33,920	6,000
Share price									$ 1.25	$ 1.25				$ 1.25			$ 1.25
Shares issued for patents, amount														$ 950,000			$ 950,000
Patent amortization expense									$ 21,268	$ 24,461		$ 63,806		$ 21,269	$ 63,806		$ 85,074	$ 25,166
Agreement term, description														This asset will be amortized from September 2017, the first full month of the acquired rights, through October 29, 2028.
Jesse James [Member] | Licensing Agreements [Member]
Common stock issued for cash , shares														100,000			100,000
Additional common stock issued														75,000			75,000
Gross sale														$ 15,000,000			$ 15,000,000
Jeff Rann [Member] | Licensing Agreements [Member]
Common stock issued for cash , shares														100,000			100,000
Additional common stock issued														75,000			75,000
Gross sale														$ 15,000,000			$ 15,000,000
Two Shareholders [Member] | Hallam, Inc [Member]
Shares issued for patents, share						600,000
Payment of note payable related party						$ 200,000
Shareholders [Member] | Hallam, Inc [Member]
Payment of note payable related party					$ 100,000		$ 100,000	$ 200,000